Wells Fargo Global Dividend Opportunity FundPortfolio of investments —  January 31, 2020 (unaudited)

			Shares	Value
Common Stocks : 93.25%
Australia : 1.63%
Fortescue Metals Group Limited (Materials, Metals & Mining)			570,695	$4,227,608

Canada : 2.01%
Barrick Gold Corporation (Materials, Metals & Mining)			151,638	2,808,408
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)			85,147	2,394,719
				5,203,127

China : 5.21%
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)			6,096,589	3,978,036
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)			2,017,611	3,049,806
Ping An Insurance Group Company H Shares (Financials, Insurance)			245,195	2,772,629
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			770,867	3,717,356
				13,517,827

France : 6.99%
BNP Paribas SA (Financials, Banks)			52,523	2,787,265
Bouygues SA (Industrials, Construction & Engineering)			88,814	3,509,013
Engie SA (Utilities, Multi-Utilities)			201,436	3,467,379
Peugeot SA (Consumer Discretionary, Automobiles)			87,105	1,793,513
Sanofi SA (Health Care, Pharmaceuticals)			36,856	3,554,331
Schneider Electric SE (Industrials, Electrical Equipment)			30,432	3,034,876
				18,146,377

Germany : 1.13%
SAP SE (Information Technology, Software)			22,595	2,942,572

Hong Kong : 0.92%
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)			1,590,806	2,381,496

Japan : 5.06%
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)			224,714	3,970,723
Itochu Corporation (Industrials, Trading Companies & Distributors)			160,696	3,754,014
KDDI Corporation (Communication Services, Wireless Telecommunication Services)			97,548	2,947,808
ORIX Corporation (Financials, Diversified Financial Services)			145,607	2,459,661
				13,132,206

Netherlands : 2.18%
ING Groep NV (Financials, Banks)			276,560	3,002,669
LyondellBasell Industries NV Class A (Materials, Chemicals)			33,962	2,644,281
				5,646,950

South Africa : 0.88%
Kumba Iron Ore Limited (Materials, Metals & Mining)			98,367	2,274,501

South Korea : 1.55%
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A			3,446	4,014,472

Switzerland : 5.71%
LafargeHolcim Limited (Materials, Construction Materials)			73,914	3,756,368
Nestle SA (Consumer Staples, Food Products)			21,998	2,426,217
Novartis AG (Health Care, Pharmaceuticals)			42,161	3,982,869
Roche Holding AG (Health Care, Pharmaceuticals)			13,823	4,637,179
				14,802,633

			Shares	Value
United Kingdom : 9.13%
3i Group plc (Financials, Capital Markets)			189,064	$2,750,270
Barclays plc (Financials, Banks)			1,503,461	3,320,114
Drax Group plc (Utilities, Independent Power & Renewable Electricity Producers)			730,840	2,625,002
Intermediate Capital Group (Financials, Capital Markets)			150,595	3,453,802
Legal & General Group plc (Financials, Insurance)			966,386	3,886,711
Persimmon plc (Consumer Discretionary, Household Durables)			129,223	5,202,272
Rio Tinto plc (Materials, Metals & Mining)			46,014	2,460,562
				23,698,733

United States : 50.85%
A-Mark Precious Metals Incorporated (Financials, Diversified Financial Services) †#			68,349	545,425
AbbVie Incorporated (Health Care, Biotechnology) #			41,501	3,362,411
Amgen Incorporated (Health Care, Biotechnology) #			15,600	3,370,380
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals) #			23,159	7,167,942
Ares Capital Corporation (Financials, Capital Markets) #			267,281	5,030,228
AT&T Incorporated (Communication Services, Diversified Telecommunication Services) #			131,805	4,958,504
Bristol-Myers Squibb Company (Health Care, Pharmaceuticals) #			62,711	3,947,657
Bristow Group Incorporated (Energy, Energy Equipment & Services) (a)‡			7,693	147,583
Bristow Group Incorporated (Energy, Energy Equipment & Services) (a)‡			5,459	104,725
Brixmor Property Group Incorporated (Real Estate, Equity REITs) #			151,559	3,025,118
Cisco Systems Incorporated (Information Technology, Communications Equipment) #			62,075	2,853,588
Citigroup Incorporated (Financials, Banks) #			51,374	3,822,739
Comcast Corporation Class A (Communication Services, Media) #			64,952	2,805,277
ConocoPhillips (Energy, Oil, Gas & Consumable Fuels) #			50,257	2,986,774
Delta Air Lines Incorporated (Industrials, Airlines) #			56,827	3,167,537
Gaming and Leisure Properties Incorporated (Real Estate, Equity REITs) #			72,595	3,430,477
General Motors Company (Consumer Discretionary, Automobiles) #			87,044	2,906,399
Gilead Sciences Incorporated (Health Care, Biotechnology) #			51,049	3,226,297
Honeywell International Incorporated (Industrials, Industrial Conglomerates) #			15,024	2,602,457
International Business Machines Corporation (Information Technology, IT Services) #			27,054	3,888,471
Johnson & Johnson (Health Care, Pharmaceuticals) #			22,204	3,305,509
JPMorgan Chase & Company (Financials, Banks) #			36,388	4,816,316
KLA-Tencor Corporation (Information Technology, Semiconductors & Semiconductor Equipment) #			16,297	2,701,065
Ladder Capital Corporation (Financials, Mortgage REITs)			205,776	3,775,990
Life Storage Incorporated (Real Estate, Equity REITs)			30,545	3,457,083
MFA Financial Incorporated (Financials, Mortgage REITs)			460,613	3,592,781
Microsoft Corporation (Information Technology, Software)			48,953	8,333,269
New Residential Investment Corporation (Financials, Mortgage REITs)			168,123	2,814,379
Redwood Trust Incorporated (Financials, Mortgage REITs)			167,871	2,959,566
Sinclair Broadcast Group Incorporated Class A (Communication Services, Media)			78,900	2,360,688
Target Corporation (Consumer Discretionary, Multiline Retail)			23,072	2,554,993
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			26,411	3,186,487
The Procter & Gamble Company (Consumer Staples, Household Products)			30,190	3,762,278
UnitedHealth Group Incorporated (Health Care, Health Care Providers & Services)			13,668	3,723,847
Valero Energy Corporation (Energy, Oil, Gas & Consumable Fuels)			38,290	3,228,230
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)			61,270	3,641,889
Visa Incorporated Class A (Information Technology, IT Services)			20,531	4,085,053
Walmart Incorporated (Consumer Staples, Food & Staples Retailing)			33,234	3,804,961
Wyndham Worldwide Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)			51,081	2,478,961
				131,933,334

Total Common Stocks (Cost $231,233,691)				241,921,836

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 19.72%
Canada : 0.07%
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.00%	1-30-2028	$50,000	50,625
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.25	1-30-2030	50,000	50,938
	Interest rate	Maturity date	Principal	Value
Canada (continued)
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	7.00%	1-15-2028	$25,000	$27,079
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	8.50	1-31-2027	50,000	56,563
				185,205

United States : 19.65%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.63	11-15-2024	450,000	468,675
Albertsons Companies Incorporated / Safeway Incorporated (Consumer Staples, Food & Staples Retailing) 144A%%	4.63	1-15-2027	25,000	25,347
Albertsons Companies Incorporated / Safeway Incorporated (Consumer Staples, Food & Staples Retailing) 144A%%	4.88	2-15-2030	25,000	25,688
Alliance Data Systems Company (Information Technology, IT Services) 144A	4.75	12-15-2024	75,000	74,779
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	4.75	10-1-2027	125,000	129,601
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.00	10-1-2024	700,000	713,139
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.88	6-1-2029	75,000	81,878
Ally Financial Incorporated (Financials, Consumer Finance)	8.00	3-15-2020	175,000	176,094
AmeriGas Partners LP (Utilities, Gas Utilities)	5.75	5-20-2027	75,000	81,938
AmWINS Group Incorporated (Financials, Insurance) 144A	7.75	7-1-2026	300,000	327,497
Antero Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.75	1-15-2028	425,000	330,523
Antero Resources Corporation (Energy, Oil, Gas & Consumable Fuels)	5.38	11-1-2021	75,000	71,625
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	10-1-2022	200,000	200,250
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.25	4-1-2028	25,000	25,719
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-1-2027	100,000	106,671
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail)	6.00	12-15-2024	625,000	643,750
Ball Corporation (Materials, Containers & Packaging)	4.88	3-15-2026	100,000	109,500
Ball Corporation (Materials, Containers & Packaging)	5.00	3-15-2022	25,000	26,406
BBA US Holdings Incorporated (Industrials, Aerospace & Defense) 144A	4.00	3-1-2028	125,000	123,633
BBA US Holdings Incorporated (Industrials, Aerospace & Defense) 144A	5.38	5-1-2026	425,000	439,495
Berry Global Incorporated (Materials, Containers & Packaging) 144A	4.88	7-15-2026	75,000	78,364
Berry Global Incorporated (Materials, Containers & Packaging) 144A	5.63	7-15-2027	25,000	26,531
Berry Global Incorporated (Materials, Containers & Packaging)	6.00	10-15-2022	57,000	57,998
Bristow Group Incorporated (Energy, Energy Equipment & Services) †(a)	6.25	10-15-2022	700,000	0
Buckeye Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.85	11-15-2043	250,000	232,736
Cardtronics Incorporated (Information Technology, IT Services) 144A	5.50	5-1-2025	500,000	517,500
Cargo Aircraft Managemen Company (Industrials, Air Freight & Logistics) 144A	4.75	2-1-2028	100,000	101,504
Carriage Services Incorporated (Consumer Discretionary, Diversified Consumer Services) 144A	6.63	6-1-2026	250,000	266,250
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	200,000	204,054
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.25	4-15-2023	50,000	50,125
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.00	3-15-2022	950,000	964,250
CCO Holdings LLC (Communication Services, Media) 144A	4.00	3-1-2023	25,000	25,375
CCO Holdings LLC (Communication Services, Media) 144A	5.00	2-1-2028	25,000	26,185
CCO Holdings LLC (Communication Services, Media) 144A	5.13	2-15-2023	200,000	202,000
CCO Holdings LLC (Communication Services, Media) 144A	5.13	5-1-2023	1,450,000	1,472,954
CDK Global Incorporated (Information Technology, Software)	4.88	6-1-2027	25,000	26,313
	Interest rate	Maturity date	Principal	Value
United States (continued)
CDK Global Incorporated (Information Technology, Software)	5.00%	10-15-2024	$100,000 $	109,062
CDK Global Incorporated (Information Technology, Software) 144A	5.25	5-15-2029	50,000	53,500
CDK Global Incorporated (Information Technology, Software)	5.88	6-15-2026	75,000	79,688
Centene Corporation (Health Care, Health Care Providers & Services) 144A	5.38	6-1-2026	100,000	106,375
Centene Corporation (Health Care, Health Care Providers & Services) 144A	5.38	8-15-2026	25,000	26,531
Centene Corporation (Health Care, Health Care Providers & Services)	6.13	2-15-2024	50,000	51,625
Central Garden & Pet Company (Consumer Staples, Household Products)	5.13	2-1-2028	25,000	25,938
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology) 144A	5.75	3-1-2025	525,000	534,702
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	5.50	4-1-2026	75,000	79,781
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	4.25	5-1-2028	25,000	25,365
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	4.50	10-1-2029	75,000	76,313
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.25	10-1-2025	1,050,000	1,081,500
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.63	10-1-2026	100,000	104,750
Citigroup Incorporated (Financials, Banks)	4.13	3-9-2021	10,000	10,160
Citigroup Incorporated (Financials, Banks)	6.13	3-9-2028	15,000	17,858
Clearwater Paper Corporation (Materials, Paper & Forest Products) 144A	5.38	2-1-2025	50,000	52,000
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	6.00	6-15-2025	125,000	119,298
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	8.25	3-1-2027	100,000	102,750
Community Health Systems Incorporated (Health Care, Health Care Providers & Services)	6.25	3-31-2023	75,000	76,500
Community Health Systems Incorporated (Health Care, Health Care Providers & Services) 144A%%	6.63	2-15-2025	200,000	202,036
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	548,031
CoreCivic Incorporated (Real Estate, Equity REITs)	4.63	5-1-2023	250,000	248,750
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	3,075
Cott Beverages Incorporated (Consumer Staples, Beverages) 144A	5.50	4-1-2025	75,000	77,813
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88	3-1-2024	500,000	508,750
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	6.00	1-1-2027	25,000	26,000
Crown Americas Capital Corporation V (Materials, Containers & Packaging)	4.25	9-30-2026	125,000	130,313
Crown Americas Capital Corporation VI (Materials, Containers & Packaging)	4.75	2-1-2026	125,000	129,844
Crown Cork & Seal Company Incorporated (Materials, Containers & Packaging)	7.38	12-15-2026	150,000	177,375
CSC Holdings LLC (Communication Services, Media) 144A	5.38	7-15-2023	450,000	459,585
CSC Holdings LLC (Communication Services, Media) 144A	7.50	4-1-2028	200,000	227,540
CSC Holdings LLC (Communication Services, Media) 144A	7.75	7-15-2025	300,000	316,131
Darling Ingredients Incorporated (Consumer Staples, Food Products) 144A	5.25	4-15-2027	150,000	158,250
Davita Incorporated (Health Care, Health Care Providers & Services)	5.00	5-1-2025	225,000	230,625
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5.88	6-15-2021	877,000	885,332
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	12-31-2024	218,000	132,393
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.75	2-15-2024	306,000	245,565
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	9.00	5-15-2021	375,000	352,500
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services)	4.88	11-1-2043	250,000	122,500
	Interest rate	Maturity date	Principal	Value
United States (continued)
Diamond Sports Group LLC (Communication Services, Media) 144A	5.38%	8-15-2026	$25,000	$24,903
Diamond Sports Group LLC (Communication Services, Media) 144A	6.63	8-15-2027	25,000	23,375
DISH Network Corporation (Communication Services, Media)	3.38	8-15-2026	175,000	169,868
Encompass Health Corporation (Health Care, Health Care Providers & Services)	4.50	2-1-2028	25,000	25,751
Encompass Health Corporation (Health Care, Health Care Providers & Services)	4.75	2-1-2030	25,000	26,000
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.15	6-1-2025	275,000	253,688
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.40	4-1-2024	150,000	143,213
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.85	7-15-2026	350,000	320,250
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.05	4-1-2045	200,000	150,000
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.38	6-1-2029	25,000	22,625
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.45	6-1-2047	25,000	19,750
Enviva Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.50	1-15-2026	225,000	240,023
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	507,500
ESH Hospitality Incorporated (Real Estate, Equity REITs) 144A	4.63	10-1-2027	75,000	75,375
ESH Hospitality Incorporated (Real Estate, Equity REITs) 144A	5.25	5-1-2025	725,000	743,125
Fair Isaac Corporation (Information Technology, Software) 144A	4.00	6-15-2028	50,000	50,875
Fair Isaac Corporation (Information Technology, Software) 144A	5.25	5-15-2026	250,000	275,625
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	386,719
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	6.88	1-15-2025	250,000	250,938
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	7.88	7-15-2026	125,000	127,232
Fortress Transportation and Infrastructure Investors LLC (Industrials, Trading Companies & Distributors) 144A	6.50	10-1-2025	425,000	451,210
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	500,000	519,790
Gray Television Incorporated (Communication Services, Media) 144A	5.13	10-15-2024	725,000	748,563
Gray Television Incorporated (Communication Services, Media) 144A	7.00	5-15-2027	50,000	54,440
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	6-1-2022	75,000	75,375
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	12-15-2023	350,000	359,625
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	6.00	10-15-2024	475,000	261,820
Harsco Corporation (Industrials, Machinery) 144A	5.75	7-31-2027	25,000	25,563
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.00	12-1-2024	125,000	113,750
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.75	10-1-2025	475,000	429,481
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	6.25	11-1-2028	50,000	44,500
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	9-15-2027	150,000	153,083
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) #	4.88	1-15-2030	25,000	26,438
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	5.13	5-1-2026	100,000	104,720
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	10-15-2025	500,000	509,165
	Interest rate	Maturity date	Principal	Value
United States (continued)
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.63%	2-1-2028	$25,000	$26,303
HUB International Limited (Financials, Insurance) 144A	7.00	5-1-2026	225,000	231,739
IAA Spinco Incorporated (Industrials, Commercial Services & Supplies) 144A	5.50	6-15-2027	550,000	583,633
Indigo Natural Resources LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	2-15-2026	125,000	114,375
Infor US Incorporated (Information Technology, IT Services)	6.50	5-15-2022	215,000	215,847
IQVIA Incorporated (Information Technology, Software) 144A	5.00	5-15-2027	125,000	131,880
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.38	6-1-2026	300,000	312,000
Jefferies Finance LLC (Financials, Diversified Financial Services) 144A	6.25	6-3-2026	200,000	210,500
Kaiser Aluminum Corporation (Materials, Metals & Mining) 144A	4.63	3-1-2028	75,000	76,500
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13	6-1-2025	925,000	948,893
Lamar Media Corporation (Communication Services, Media) 144A%%	3.75	2-15-2028	175,000	176,169
Lamar Media Corporation (Communication Services, Media) 144A%%	4.00	2-15-2030	175,000	176,313
Lamar Media Corporation (Communication Services, Media)	5.75	2-1-2026	25,000	26,345
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.63	11-1-2024	175,000	183,750
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.13	5-1-2023	25,000	25,118
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.38	8-15-2022	37,000	37,148
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.63	2-1-2023	525,000	525,159
Levi Strauss & Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5.00	5-1-2025	100,000	103,138
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	475,000	490,438
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	4.63	12-15-2027	50,000	51,125
Live Nation Entertainment Incorporated (Communication Services, Entertainment) 144A	5.63	3-15-2026	50,000	53,250
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	5.75	9-15-2025	600,000	625,500
MEDNAX Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	175,000	178,500
MEDNAX Incorporated (Health Care, Health Care Providers & Services) 144A	6.25	1-15-2027	75,000	76,406
Moog Incorporated (Industrials, Aerospace & Defense) 144A	4.25	12-15-2027	25,000	25,629
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services) 144A	7.13	6-1-2024	525,000	508,526
MPLX LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.38	5-1-2024	125,000	130,106
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	4.63	8-1-2029	75,000	78,469
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	593,561
MSCI Incorporated (Financials, Capital Markets) 144A	5.75	8-15-2025	35,000	36,521
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4.75	9-15-2029	25,000	26,125
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.75	8-15-2025	30,000	30,881
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.88	12-1-2027	50,000	51,250
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	6.88	8-15-2024	400,000	417,000
Navient Corporation (Financials, Consumer Finance)	8.00	3-25-2020	67,000	67,469
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	600,000	615,168
Nexstar Broadcasting Incorporated (Communication Services, Media) 144A	5.63	7-15-2027	425,000	447,865
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25	7-15-2024	175,000	182,476
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25	9-15-2024	25,000	26,031
	Interest rate	Maturity date	Principal	Value
United States (continued)
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.50%	9-15-2027	$250,000	$260,714
NFP Corporation (Financials, Insurance) 144A	6.88	7-15-2025	75,000	76,276
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.38	8-15-2022	50,000	52,099
Nielsen Finance LLC (Communication Services, Media) 144A	5.00	4-15-2022	775,000	778,875
Novelis Corporation (Materials, Metals & Mining) 144A	5.88	9-30-2026	90,000	95,400
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	7.75	12-15-2025	523,632	585,159
NVA Holdings Company (Health Care, Health Care Providers & Services) 144A	6.88	4-1-2026	25,000	27,000
Oceaneering International Incorporated (Energy, Energy Equipment & Services)	6.00	2-1-2028	275,000	263,313
Ortho-Clinical Diagnostics Incorporated (Health Care, Life Sciences Tools & Services) 144A	7.25	2-1-2028	50,000	50,882
Outfront Media Capital Corporation (Communication Services, Media) 144A#	4.63	3-15-2030	25,000	25,750
Owens-Brockway Packaging Incorporated (Materials, Containers & Packaging) 144A	5.38	1-15-2025	75,000	79,781
Owens-Brockway Packaging Incorporated (Materials, Containers & Packaging) 144A	5.88	8-15-2023	100,000	106,875
Owens-Brockway Packaging Incorporated (Materials, Containers & Packaging) 144A	6.38	8-15-2025	150,000	167,250
Panther BF Aggregator LP (Consumer Discretionary, Auto Components) 144A	6.25	5-15-2026	25,000	26,815
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.88	2-1-2024	1,000,000	1,027,500
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	3.75	8-15-2020	85,000	85,372
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	707,350
Pilgrim's Pride Corporation (Consumer Staples, Food Products) 144A	5.75	3-15-2025	75,000	77,063
Pilgrim's Pride Corporation (Consumer Staples, Food Products) 144A	5.88	9-30-2027	50,000	53,035
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services) 144A	8.50	12-1-2022	100,000	93,300
Prestige Brands Incorporated (Consumer Staples, Food Products) 144A	5.13	1-15-2028	25,000	26,125
Prestige Brands Incorporated (Consumer Staples, Food Products) 144A	6.38	3-1-2024	25,000	25,781
Qorvo Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) 144A	4.38	10-15-2029	50,000	52,250
QVC Incorporated (Consumer Discretionary, Media) %%	4.75	2-15-2027	25,000	25,243
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense) 144A	4.88	12-15-2025	450,000	460,058
Reynolds Group Issuer Incorporated (Materials, Containers & Packaging) 144A	5.13	7-15-2023	100,000	102,375
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	3.60	5-15-2025	175,000	176,241
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	4.80	5-15-2030	175,000	172,008
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	4-15-2020	550,000	552,750
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2040	75,000	80,025
Salem Media Group Incorporated (Communication Services, Media) 144A	6.75	6-1-2024	500,000	482,500
SBA Communications Corporation (Real Estate, Equity REITs) 144A%%	3.88	2-15-2027	75,000	76,031
SBA Communications Corporation (Real Estate, Equity REITs)	4.88	7-15-2022	155,000	156,969
Scripps Escrow Incorporated (Communication Services, Media) 144A	5.88	7-15-2027	25,000	26,188
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	225,000	243,000
Select Medical Corporation (Health Care, Health Care Providers & Services) 144A	6.25	8-15-2026	200,000	215,766
	Interest rate	Maturity date	Principal	Value
United States (continued)
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	4.63%	12-15-2027	$100,000	$104,565
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	25,000	30,375
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	850,000	935,000
Silgan Holdings Incorporated (Materials, Containers & Packaging) 144A	4.13	2-1-2028	150,000	149,100
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.13	7-15-2022	250,000	252,926
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.50	4-1-2026	50,000	41,735
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.75	10-1-2027	200,000	166,000
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	51,938
Springleaf Finance Corporation (Financials, Consumer Finance)	5.38	11-15-2029	150,000	155,985
Springleaf Finance Corporation (Financials, Consumer Finance)	6.63	1-15-2028	25,000	28,125
Springleaf Finance Corporation (Financials, Consumer Finance)	7.13	3-15-2026	175,000	200,786
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	12-15-2020	106,000	110,691
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	10-1-2023	100,000	116,250
Sprint Capital Corporation (Communication Services, Wireless Telecommunication Services)	8.75	3-15-2032	175,000	193,813
SS&C Technologies Incorporated (Information Technology, Software) 144A	5.50	9-30-2027	175,000	185,115
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13	10-1-2026	375,000	410,625
Suburban Propane Partners LP (Utilities, Gas Utilities)	5.88	3-1-2027	50,000	51,500
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	6.75	7-1-2025	100,000	101,417
Symantec Corporation (Information Technology, Software) 144A	5.00	4-15-2025	75,000	76,594
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.50	2-1-2026	25,000	25,711
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.75	2-1-2028	75,000	79,781
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	6.50	1-15-2026	825,000	879,821
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	9-15-2024	650,000	656,513
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services)	4.63	7-15-2024	130,000	133,250
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	4.88	1-1-2026	150,000	156,000
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	5.13	11-1-2027	25,000	26,313
TerraForm Global Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	6.13	3-1-2026	225,000	234,563
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	4.25	1-31-2023	525,000	539,632
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	4.75	1-15-2030	75,000	79,035
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.00	1-31-2028	550,000	594,000
Terrier Media Buyer Incorporated (Consumer Discretionary, Media) 144A	8.88	12-15-2027	25,000	25,750
The E.W. Scripps Company (Communication Services, Media) 144A	5.13	5-15-2025	517,000	529,925
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	150,000	141,375
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	23,700
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	400,000	371,000
The Geo Group Incorporated (Real Estate, Equity REITs)	6.00	4-15-2026	125,000	111,250
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.63	3-15-2027	175,000	186,350
	Interest rate	Maturity date	Principal	Value
United States (continued)
Trimas Corporation (Industrials, Machinery) 144A	4.88%	10-15-2025	$325,000	$333,125
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.13	4-15-2025	625,000	42,188
USA Compression Partners LP (Energy, Energy Equipment & Services)	6.88	4-1-2026	175,000	182,000
USI Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	300,000	307,506
Vizient Incorporated (Health Care, Health Care Providers & Services) 144A	6.25	5-15-2027	25,000	26,948
Whiting Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	1.25	4-1-2020	139,000	137,439
Wolverine World Wide Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	9-1-2026	325,000	335,563
Wyndham Hotels & Resorts Company (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	5.38	4-15-2026	450,000	470,813
Yum! Brands Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	4.75	1-15-2030	25,000	26,662
Zayo Group LLC (Information Technology, IT Services) 144A	5.75	1-15-2027	25,000	25,529
Zayo Group LLC (Information Technology, IT Services)	6.38	5-15-2025	540,000	551,880
				50,991,196

Total Corporate Bonds and Notes (Cost $51,911,566)				51,176,401

Loans : 0.99%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) (Industrials, Commercial Services & Supplies) ±	8.15	7-25-2022	250,000	227,323
Ancestry.com Incorporated (1 Month LIBOR +4.25%) (Communication Services, Media) ±	5.90	8-27-2026	109,959	104,158
Atkins Nutritionals Incorporated (1 Month LIBOR +3.75%) (Consumer Staples, Food Products) ±‡	5.43	7-7-2024	48,856	49,344
Clearwater Paper Corporation (1 Month LIBOR +3.25%) (Materials, Paper & Forest Products) ±‡	5.00	7-26-2026	50,000	50,125
Emerald Topco Incorporated (1 Month LIBOR +3.50%) (Information Technology, Software) ±	5.15	7-24-2026	174,563	175,163
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) (Energy, Oil, Gas & Consumable Fuels) ±	8.40	10-29-2025	100,000	69,667
HUB International Limited (3 Month LIBOR +4.00%) (Financials, Insurance) ±%%<	5.90	4-25-2025	100,000	100,688
Hubbard Radio LLC (1 Month LIBOR +3.50%) (Communication Services, Media) ±	5.15	3-28-2025	112,288	112,195
Montreign Operating Company LLC (3 Month LIBOR +8.25%) (Consumer Discretionary, Hotels, Restaurants & Leisure) ±	10.16	1-24-2023	760,791	664,421
Nexus Buyer LLC (1 Month LIBOR +3.75%) (Financials, Capital Markets) ±	5.45	11-9-2026	100,000	101,031
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services) ±‡	9.28	4-30-2023	175,000	174,563
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) (Materials, Containers & Packaging) ±	4.40	2-5-2023	98,728	98,807
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) (Financials, Diversified Financial Services) ±‡	6.34	10-19-2026	195,750	196,729
Ultra Resources Incorporated (1 Month LIBOR +4.00%) (Energy, Oil, Gas & Consumable Fuels) ±	5.65	4-12-2024	149,040	86,778
USI Incorporated (3 Month LIBOR +4.00%) (Financials, Insurance) ±‡	5.94	12-2-2026	50,000	50,282
Victory Capital Management Incorporated (1 Month LIBOR +2.50%) (Financials, Capital Markets) ±	4.10	7-1-2026	319,432	321,348
Total Loans (Cost $2,786,564)				2,582,622

Dividend yield			Shares
Preferred Stocks : 0.40%
United States : 0.40%
Bristow Group Incorporated (Energy, Energy Equipment & Services) ¥(a)‡ 10.00			11,140	432,210
Bristow Group Incorporated (Energy, Energy Equipment & Services) 144A¥(a)‡ 10.00			2,237	86,791
	Dividend yield		Shares	Value
United States (continued)
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) 144A†± 4.61%			750	$510,000
Total Preferred Stocks (Cost $900,147)				1,029,001

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.98%
Canada : 1.02%
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.50	3-1-2023	$52,000	52,130
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.50	11-1-2025	75,000	77,687
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.88	5-15-2023	81,000	81,709
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	6.13	4-15-2025	250,000	257,155
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	6-1-2024	675,000	622,688
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A%%	8.75	4-1-2027	500,000	486,875
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A	5.38	1-15-2025	725,000	753,094
Rockpoint Gas Storage Canada Limited (Energy, Oil, Gas & Consumable Fuels) 144A	7.00	3-31-2023	250,000	244,219
Telesat Canada Incorporated (Communication Services, Diversified Telecommunication Services) 144A	6.50	10-15-2027	75,000	78,563
				2,654,120

Luxembourg : 0.38%
ArcelorMittal SA (Materials, Metals & Mining)	6.25	2-25-2022	25,000	26,863
Intelsat Connect Finance Company (Financials, Banks) 144A	9.50	2-15-2023	75,000	39,750
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services)	5.50	8-1-2023	725,000	592,688
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services) 144A	8.50	10-15-2024	275,000	232,375
Intelsat Luxembourg SA (Communication Services, Diversified Telecommunication Services)	8.13	6-1-2023	215,000	87,075
				978,751

Marshall Islands : 0.04%
Navios Maritime Holdings Incorporated (Industrials, Transportation Infrastructure) (a)‡	9.75	4-15-2024	244,225	88,740

Netherlands : 0.33%
OI European Group BV (Materials, Containers & Packaging) 144A	4.00	3-15-2023	75,000	76,125
Sensata Technologies BV (Industrials, Electrical Equipment) 144A	5.00	10-1-2025	97,000	105,003
Sensata Technologies BV (Industrials, Electrical Equipment) 144A	5.63	11-1-2024	100,000	110,500
Teva Pharmaceutical Finance Netherlands III BV (Health Care, Pharmaceuticals)	4.10	10-1-2046	125,000	95,938
Teva Pharmaceutical Finance Netherlands III BV (Health Care, Pharmaceuticals)	6.75	3-1-2028	350,000	364,525
Trivium Packaging Finance BV (Financials, Diversified Financial Services) 144A	5.50	8-15-2026	75,000	79,031
Trivium Packaging Finance BV (Financials, Diversified Financial Services) 144A	8.50	8-15-2027	25,000	27,500
				858,622

United Kingdom : 0.13%
Sensata Technologies UK Financing Company plc (Financials, Diversified Financial Services) 144A	6.25	2-15-2026	100,000	105,015
	Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
Valaris plc (Energy, Energy Equipment & Services)	5.75%	10-1-2044	$575,000	$237,159
				342,174

United States : 0.08%
Connect U.S. Finco LLC (Communication Services, Wireless Telecommunication Services) 144A	6.75	10-1-2026	200,000	211,750

Total Yankee Corporate Bonds and Notes (Cost $5,435,982)				5,134,157

	Yield		Shares
Short-Term Investments : 2.11%
Investment Companies : 2.11%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.51		5,471,574	$5,471,574

Total Short-Term Investments (Cost $5,471,574)				5,471,574

Total investments in securities (Cost $297,739,524)	118.45%			307,315,591
Other assets and liabilities, net	(18.45)			(47,874,673)

Total net assets	100.00%			$259,440,918

144A			The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†			Non-income-earning security
#			All or a portion of this security is segregated as collateral for investments in derivative instruments.
(a)			The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡			Security is valued using significant unobservable inputs.
%%			The security is purchased on a when-issued basis.
±			Variable rate investment. The rate shown is the rate in effect at period end.
<			All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

(l)			The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)			The rate represents the 7-day annualized yield at period end.
##			All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

1

Written Options

		Number of	Notional	Exercise	Expiration
Description	Counterparty	contracts	amount	price	date	Value
Call
iShares MSCI EAFE ETF	Bank of America	1,803	$(12,801,300)	$71	3-20-2020	$(28,848)
Russell 2000 Index	Bank of America	145	(25,302,500)	1,745	3-20-2020	(30,595)
S&P 500 Index	Bank of America	230	(78,660,000)	3,420	3-20-2020	(98,900)
iShares MSCI Emerging Markets	Bank of America	2,241	(10,756,800)	48	4-17-2020	(11,205)
S&P 500 Index	Bank of America	6	(2,136,000)	3,560	4-17-2020	(733)
						$ (170,281)

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	3,871,557	32,484,301	(30,884,284)	5,471,574	$ 5,471,574	2.11%

2

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis.  The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities.  Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date.  Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.  Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement.  Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2020, the Fund had unfunded loan commitments of $75,938.

Options

The Fund may write covered call options or secured put options on individual securities and/or indexes.  When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option.  Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date.  For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale.  If a put option is exercised, the premium reduces the cost of the security purchased.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options.  Premiums paid are subsequently adjusted based on the current market values of the options.  Premiums paid for purchased options that expire are recognized as realized losses on the expiration date.  Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss.  The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized.  The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform.  This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$4,227,608	$0	$4,227,608
Canada	5,203,127	0	0	5,203,127
China	0	13,517,827	0	13,517,827
France	0	18,146,377	0	18,146,377
Germany	0	2,942,572	0	2,942,572
Hong Kong	0	2,381,496	0	2,381,496
Japan	0	13,132,206	0	13,132,206
Netherlands	2,644,281	3,002,669	0	5,646,950
South Africa	0	2,274,501	0	2,274,501
South Korea	0	4,014,472	0	4,014,472
Switzerland	0	14,802,633	0	14,802,633
United Kingdom	14,174,547	9,524,186	0	23,698,733
United States	131,681,026	0	252,308	131,933,334
Corporate bonds and notes	0	51,176,401	0	51,176,401
Loans	0	2,061,579	521,043	2,582,622
Preferred stocks
United States	0	510,000	519,001	1,029,001
Yankee corporate bonds and notes	0	5,045,417	88,740	5,134,157
Short-term investments
Investment companies	5,471,574	0	0	5,471,574
Total assets	$159,174,555	$146,759,944	$1,381,092	$307,315,591

Liabilities
Written options	$0	$170,281	$0	$170,281
Total liabilities	$0	$170,281	$0	$170,281

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended January 31, 2020, the Fund had no material transfers into/out of Level 3.